Document and Entity Information	Feb. 01, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2021
Entity File Number	000-52598
Entity Registrant Name	KENTUCKY BANCSHARES, INC.
Entity Incorporation, State or Country Code	KY
Entity Tax Identification Number	61-0993464
Entity Address, Address Line One	P.O. Box 157
Entity Address, City or Town	Paris
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40362-0157
City Area Code	859
Local Phone Number	987-1795
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KTYB
Entity Emerging Growth Company	false
Entity Central Index Key	0001000232
Amendment Flag	false